Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Borrowings [Abstract]
Disclosure of Detailed Information about Borrowings Explanatory

	Note	December 31, 2023	December 31, 2022
Revolving credit facility	13(a)	$527,368	$560,788
2023 convertible notes	13(b)	123,720	—
2020 convertible notes	13(c)	135,288	132,196
2019 convertible notes	13(c)	138,604	135,040
Total loans and borrowings		$924,980	$828,024

Classified and presented as:
Current		$138,604	$—
Non-current		786,376	828,024
		$924,980	$828,024

Disclosure of Detailed Information about Changes in Loans and Borrowings Arising from Financing Activities
The following is a reconciliation of the changes in the Company’s loans and borrowings balance during the years ended December 31, 2023 and 2022 to cash flows arising from financing activities:

	Note	2023	2022
Balance – beginning of year		$828,024	$540,682
Financing cash flows:
Draw down on revolving credit facility		253,667	299,800
Proceeds for liability component of convertible notes issued	13(b)	127,155	—
Repayment of loans and borrowings		(293,000)	(13,333)
Interest paid		(64,824)	(33,590)
Transaction costs	13(a),(b)	(6,962)	(3,024)
Other changes:
Interest and accretion expense		79,142	42,447
Loss (gain) on modification of revolving credit facility		4,349	(4,958)
Balance – end of year including accrued interest		927,551	828,024
Less: Accrued interest(1)		(2,571)	—
Balance – end of year		$924,980	$828,024
(1)    Included in accounts payable and accrued liabilities.